Exhibit 99.1

CNH Equipment Trust 2017-A

Asset Backed Notes

Sample Receivable Agreed-Upon Procedures

Report To:

CNH Industrial Capital America LLC

Citigroup Global Markets Inc.

6 March 2017

Ernst & Young LLP 5 Times Square New York. NY 100366530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CNH Industrial Capital America LLC

6900 Veterans Boulevard

Burr Ridge, Illinois 60527

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Re:	CNH Equipment Trust 2017-A
Asset Backed Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CNH Capital Receivables. LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts and retail installment loans secured by new or used agricultural or construction equipment (the “Receivables”) that will secure the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CNH Industrial Capital America LLC (the “Sponsor”), on behalf of the Depositor, provided us with:

a.                                      Electronic data files:

i.                                          Labeled “Deal_US_Con.txt” and the corresponding record layout and decode information (the “Preliminary Collateral Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of fixed rate retail installment sale contracts and retail installment loans secured by new or used agricultural or construction equipment (the “Preliminary Cutoff Date Receivables”) as of 31 January 2017 (the “Preliminary Cutoff Date”),

ii.                                       Labeled “Deal_US_Pay.txt” and the corresponding record layout and decode information (the “Preliminary Payment Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the past and future scheduled payments for the Preliminary Cutoff Date Receivables as of the Preliminary Cutoff Date,

iii.                                    Labeled “2017-A Receivables List Historical Called.xlsx” (the “Preliminary Receivables Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains a list of receivable identification numbers (each, a “Receivable ID”) that correspond to certain Preliminary Cutoff Date Receivables (the “Preliminary Receivables”) that are expected to be representative of the Receivables,

iv.                                   Labeled “17A_Con.txt” and the corresponding record layout and decode information (the “Collateral Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Receivables as of 28 February 2017 (the “Cutoff Date”) and

v.                                      Labeled “17A_Pay.txt” and the corresponding record layout and decode information (the “Payment Data File,” together with the Preliminary Collateral Data File, Preliminary Payment Data File, Preliminary Receivables Schedule and Collateral Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the past and future scheduled payments for the Receivables as of the Cutoff Date,

b.                                      Imaged copies of:

i.                                          The fixed rate retail installment sale contract and security agreement or note and security agreement (collectively and as applicable, the “Contract”),

ii.                                       The physical damage insurance coverage confirmation request (the “Insurance Document”), as applicable,

iii.                                    Certain payment schedule screen shots from the Sponsor’s servicing system (the “Payment Schedule Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated contain certain information relating to the payment schedule that supersedes the corresponding information contained in the Contract, as applicable,

iv.                                   A completed credit application (the “Credit Application”) or credit scoring and decision screen shots from the Sponsor’s servicing system (the “Credit Score System Screen Shots”), as applicable, and

v.                                      The Uniform Commercial Code filing (the “UCC Filing,” together with the Contract, Insurance Document, Payment Schedule Screen Shots, Credit Application and Credit Score System Screen Shots, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.                                       The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File and Data File (both as defined in Attachment A), which are shown on Exhibit 1 to Attachment A, and

d.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

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The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Cutoff Date Data File (as defined in Attachment A), Preliminary Data File or Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Cutoff Date Receivables, Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Receivables,

iii.                                    Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 March 2017

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Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Preliminary Collateral Data File and Preliminary Payment Data File. The Preliminary Collateral Data File and Preliminary Payment Data File, as combined, are hereinafter referred to as the “Preliminary Cutoff Date Data File.”

2.                                      As instructed by the Sponsor, on behalf of the Depositor, we deleted the Preliminary Cutoff Date Receivables from the Preliminary Cutoff Date Data File that were not Preliminary Receivables, as shown on the Preliminary Receivables Schedule. The Preliminary Cutoff Date Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.                                      As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 184 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables that we were instructed to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 184 Sample Receivables are referred to as Sample Receivable Numbers 1 through 184.

4.                                      For each Sample Receivable, we performed the following procedures:

a.                                      We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.                                      We observed the existence of a completed Credit Application or the existence of a credit score on the Credit Score System Screen Shots. We performed no procedures to determine if a credit review was performed or to determine the accuracy, completeness, reasonableness or source of any credit score information contained on the Credit Score System Screen Shots.

c.                                       We observed evidence of a UCC Filing which was made to secure the Sponsor’s interest in the equipment that is subject to the Contract. We performed no procedures to determine the enforcement or standing of such UCC Filing.

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5.                                      As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Collateral Data File and Payment Data File. The Collateral Data File and Payment Data File, as combined, are hereinafter referred to as the “Data File.”

6.                                      For each fixed rate retail instalment sale contract on the Preliminary Data File and Data File, we compared the Receivable ID, as shown on the Preliminary Data File, to the corresponding Receivable ID, as shown on the Data File, and noted that:

a.                                      All of the Receivables included on the Data File were included on the Preliminary Data File,

b.                                      834 of the Preliminary Receivables included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Receivables”) and

c.                                       16 of the Removed Preliminary Receivables were Sample Receivables (the “Removed Sample Receivables”).

The Removed Sample Receivables are Sample Receivable Numbers 7, 8, 25, 29, 33, 48, 81, 94, 106, 112, 130, 138, 158, 170, 177 and 183.

7.                                      For the 168 Sample Receivables on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A (except for the payment schedule Sample Characteristic, which the Sponsor, on behalf of the Depositor, instructed us not to compare due to the passage of time between the Preliminary Cutoff Date and Cutoff Date), as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File. All such compared information was in agreement.

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Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)
Receivable ID	Contract	i.
Contract APR	Contract
Customer billing state	Contract or Insurance Document	ii., iii.
Collateral type (agricultural/construction/other)	Contract	iv.
Interest start date	Contract	v.
Origination date	Contract
Equipment type (new/used)	Contract or Insurance Document	vi., vii., viii.
Original principal	Contract
Purchase price	Contract
Payment schedule	(a) Contract or	ix., x., xi.
(b) Contract and Payment Schedule Screen Shots
Maturity date	(a) Contract or	xii.
(b) Contract and recalculation
Original term	Contract and recalculation	xiii.

Notes:

i.                                          For identification purposes only.

ii.                                       For the purpose of comparing the customer billing state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 85 and 144), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iii.                                    For the purpose of comparing the customer billing state Sample Characteristic for Sample Receivable Numbers 85 and 144, the Sponsor, on behalf of the Depositor, instructed us to use the Insurance Document as the Source Document.

Notes: (continued)

iv.                                   For the purpose of comparing the collateral type (agricultural/construction/other) Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement in accordance with the decode table that is shown below, as applicable:

Preliminary Data File Value	Contract Value
A	Agricultural use
I	Business use
I	Commercial/business use

v.                                      For the purpose of comparing the interest start date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the maturity date, as shown on the Contract (and in accordance with the instructions described in note xii. below), as the interest start date for any Sample Receivable that has a contract APR of “0.00%,” as shown on the Contract.

vi.                                   For the purpose of comparing the equipment type (new/used) Sample Characteristic for each Sample Receivable that is secured by more than one piece of equipment, as shown on the Contract or Insurance Document, as applicable and in accordance with notes vii. and viii. below, the Sponsor, on behalf of the Depositor, instructed us to use the first piece of equipment listed on the Contract or Insurance Document, as applicable.

vii.                                For the purpose of comparing the equipment type (new/used) Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 85 and 144), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

viii.                             For the purpose of comparing the equipment type (new/used) Sample Characteristic for Sample Receivable Numbers 85 and 144, the Sponsor, on behalf of the Depositor, instructed us to use the Insurance Document as the Source Document.

ix.                                   For the purpose of comparing the payment schedule Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

(a)                                 Only compare payments scheduled after the Preliminary Cutoff Date and

(b)                                 Ignore differences of +/- 5% or less (as a percentage of the payment value, as shown on the Payment Schedule Screen Shots and/or Contract, as applicable and in accordance with notes x. and xi. below) for any individual payment.

x.                                      For the purpose of comparing the payment schedule Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 4, 12, 16, 22, 28, 35, 41, 52, 55, 59, 62, 65, 78, 83, 93, 96, 112, 119, 120, 136, 145, 146, 150, 151, 155, 168 and 179), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

Notes: (continued)

xi.                                   For the purpose of comparing the payment schedule Sample Characteristic for Sample Receivable Numbers 4, 12, 16, 22, 28, 35, 41, 52, 55, 59, 62, 65, 78, 83, 93, 96, 112, 119, 120, 136, 145, 146, 150, 151, 155, 168 and 179, the Sponsor, on behalf of the Depositor, instructed us to use the Payment Schedule Screen Shots as the Source Document for any individual payment for which the payment amount, as shown on the Preliminary Data File, did not equal the corresponding payment amount, as shown on the Contract.

xii.                                For the purpose of comparing the maturity date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document. If the maturity date was not specifically stated on the Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the maturity date by:

(a)                                 Subtracting 1 from the number of payments,

(b)                                 Multiplying the value calculated in (a) by the period of payments,

(c)                                  Adding the number of months calculated in (b) to the beginning payment date, all as shown on the Contract.

xiii.                             For the purpose of comparing the original term Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term of each Sample Receivable by:

(a)                                 Calculating the difference in days between the maturity date, as shown on the Contract (or as recalculated in accordance with the instructions described in note xii. above), and origination date, as shown on the Contract, calculated on the basis of a 360-day year consisting of twelve 30-day months,

(b)                                 Dividing the value calculated in (a) by 30 and

(c)                                  Rounding the value in (b) to the nearest integer.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample		Preliminary
Receivable Number	Sample Characteristic	Data File Value	Source Document Value

6	Customer billing state	North Carolina	Virginia

138	Interest start date	3/31/2018	3/30/2018